Trade accounts receivable (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total	R$ 5,741,906	R$ 5,486,319
Current [member]
IfrsStatementLineItems [Line Items]
Total	4,239,134	3,917,182
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Total	428,654	372,836
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Total	139,462	123,183
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Total	127,781	149,653
Later than three months and not later than four months [member]
IfrsStatementLineItems [Line Items]
Total	121,913	105,426
Later Than Three Months And Not Greater Than Four Months [Member]
IfrsStatementLineItems [Line Items]
Total	R$ 684,962	R$ 818,039